Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 10,880	¥ 27,617
Impairment loss		312
Gain on disposal	¥ 6,139	¥ 1,496